Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2026
Related Party Transactions [Abstract]
Schedule of Relationships With Related Parties

The Company’s relationships with related parties who had transactions with the Company are summarized as follows:

Related Party	Relationship to the Company
Mr. Danny Tze Ching Wong	Director, Chairman of the Board of Director and Controlling Shareholder
Mr. Edwin Chun Yin Wong	Director and Chief Executive Office, the son of Mr. Danny Tze Ching Wong
Ms. Lui Wai Fun	The spouse of Mr. Danny Tze Ching Wong
Guangdong Rongmian Accessories Technology Co., Ltd.	A company owned as to 40% by Mr. Wong Chun Yin Edwin
Jiaxing Newsole Reflective Material Co., Ltd.	A company owned as to 90% by New Sole (Shanghai) Technology Ltd, which is owned as to 33% by Mr. Danny Tze Ching Wong
New Sole (Shanghai) Technology Ltd	A company owned as to 33% by Mr. Danny Tze Ching Wong
Charm Vision Holdings Limited	A company 99.9% owned by Mr. Danny Tze Ching Wong
J-Long Group Ltd	A company owned as to 10% by Mr. Danny Tze Ching Wong and 90% by Mr. Edwin Chun Yin Wong
Mega Image Production Limited	A company owned as to 90.91% by Charm Vision Holdings Limited and 9.09% by Mr. Danny Tze Ching Wong
Xsafe Limited	A company wholly owned by Mr. Danny Tze Ching Wong
Everlink Enterprises Limited	A company wholly owned by Mr. Danny Tze Ching Wong
J-Long Vietnam Company Limited	A company wholly owned by Mr. Danny Tze Ching Wong
J-Long Trims Pte. Ltd.	The Company is controlled by controlling shareholder of Guangdong Rongmian Accessories Technology Co., Ltd, and Wong Tze Ching is the director of the Company, and hold 49.00% stake in J-Long Trims Vietnam Co., Ltd.
Guanrong Technology (Shaoguan) Co., Ltd.	A company owned as to 20% by Mr. Edwin Wong

Schedule of Related Parties

Related parties consisted of the following:

	As of March 31,
	2025	2026
	USD	USD
Name
Guanrong Technology (Shaoguan) Co., Ltd.	—	16,022
J-Long Vietnam Company Limited	—	20,885
Subtotal	—	36,907
Less: allowance for credit loss	—	—
Total account receivable, net -related parties	—	36,907

Related parties consisted of the following:

	As of March 31,
	2025	2026
	USD	USD
Name
J-Long Vietnam Company Limited	2,995	—
J-Long Group Ltd	1,639	1,639
Total due from related parties	4,634	1,639

Related parties consisted of the following:

	As of March 31,
	2025	2026
	USD	USD
Name
Guangdong Rongmian Accessories Technology Co., Ltd	1,785,191	1,787,430
New Sole (Shanghai) Technology Ltd	429,630	288,728
Jiaxing Newsole Reflective Material Co., Ltd.	123,346	—
Total account payable – related parties	2,338,167	2,076,158

Related parties consisted of the following:

	As of March 31,
	2025	2026
	USD	USD
Name
J-Long Trims Pte. Ltd.	200,000	438,248
e.	Prepaid expenses and other current assets, net

			As of March 31,
Name	Nature	Classification	2025	2026
			US$	US$
Guangdong Rongmian Accessories Technology Co., Ltd	Commission receivable	Prepayment, deposit and other receivable	46,854	60,524
Jiaxing Newsole Reflective Material Co., Ltd.	Other receivable	Prepayment, deposit and other receivable	—	168,921
Charm Vision Holdings Limited	Security deposit	Prepayment, deposit and other receivable	—	12,648
Everlink Enterprises Limited	Security deposit	Prepayment, deposit and other receivable	—	2,893
			46,854	244,986

Related parties consisted of the following:

	As of March 31,
	2025	2026
	USD	USD
Name
Mr. Danny Tze Ching Wong	—	134,059
J-Long Vietnam Company Limited	—	52,319
Total due to related parties	—	186,378
g.	Commission income from a related party

	For the Years Ended March 31,
	2025	2026
	USD	USD
Name
Guangdong Rongmian Accessories Technology Co., Ltd	111,326	118,596
h.	Sales to a related party

	For the Years Ended March 31,
	2025	2026
	USD	USD
Name
Guanrong Technology (Shaoguan) Co., Ltd.	—	49,045
J-Long Vietnam Company Limited	—	52,177
Total	—	101,222
i.	Purchase from related parties

	For the Years Ended March 31,
	2025	2026
	USD	USD
Name
Guangdong Rongmian Accessories Technology Co., Ltd	7,808,587	7,874,751
New Sole (Shanghai) Technology Ltd	2,198,891	3,028,986
Jiaxing Newsole Reflective Material Co., Ltd.	990,417	842,510
J-Long Vietnam Company Limited	66,110	17,175
Total	11,064,005	11,763,422
j.	Administrative service provided by related party

	For the Years Ended March 31,
	2025	2026
	USD	USD
Name
J-Long Vietnam Company Limited	128,539	111,705